COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II
Columbia Tax-Managed Value Fund
Columbia Tax-Managed Aggressive Growth Fund

COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund
Columbia Money Market Fund

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund
Columbia Liberty Fund
Columbia Global Equity Fund
Columbia Contrarian Income Fund
Columbia Intermediate Government Income Fund
Columbia Quality Plus Bond Fund
Columbia Corporate Bond Fund
Columbia Federal Securities Fund

COLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Utilities Fund
Columbia Municipal Money Market Fund

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Small Company Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund
Columbia Small Cap Value Fund
Columbia Newport Asia Pacific Fund

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund
Columbia Europe Fund

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund
Columbia Intermediate Bond Fund

COLUMBIA FUNDS TRUST IX
Columbia High Yield Municipal Fund
Columbia Managed Municipals Fund

COLUMBIA FUNDS TRUST XI
Columbia Young Investor Fund
Columbia Growth Stock Fund
Columbia Global Thematic Equity Fund
Columbia European Thematic Equity Fund
Columbia Asset Allocation Fund
Columbia Dividend Income Fund
Columbia Large Cap Core Fund
Columbia International Equity Fund
Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund
Columbia Small Cap Fund
Columbia Small Company Equity Fund

COLUMBIA FLOATING RATE FUND

COLUMBIA INSTITUTIONAL FLOATING RATE INCOME FUND

COLUMBIA FLOATING RATE ADVANTAGE FUND

The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as "Trusts."


                 SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION


         Effective July 1, 2004, the paragraph entitled "Exchanges for Clients of Affiliates of Investment Advisor" in the section "PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES" of Part II of the Statements of Additional Information is deleted.

G-35/244S-0604                                                     July 1, 2004